CAPITAL STOCK AND STOCK COMPENSATION (Stock Option Activity) (Details) - shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Beginning Balance			680,956	2,204,781
Forfeited			(39,848)	(1,523,825)
Cancelled			(641,108)
Options Outstanding Ending Balance				680,956
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Beginning Balance		453,586
Granted		959,232	453,586
Diviend modification	[1]	198,411
Options Outstanding Ending Balance		1,611,229	453,586
Options Exercisable		172,454

[1]	Represents additional shares resulting from the stock dividend adjustment described above.